Goodwill and Identifiable Intangible Assets - Summary of Changes in Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Goodwill [Roll Forward]
Beginning Balance	$ 7,535
Foreign currency translation	43
Ending Balance	7,816	$ 7,535
MARIADB CORPORATION AB [Member]
Goodwill [Roll Forward]
Beginning Balance	$ 7,535	4,649
Goodwill acquired		3,083
Foreign currency translation		(197)
Ending Balance		$ 7,535